Debt and Capital Structure - Summary of Net Debt to Adjusted EBITDA (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings	$ 48		$ 48		$ 48	$ 121
Current Portion of Long-Term Debt	545		545		545	0
Long-Term Debt	12,441		12,441		12,441	7,441
Less: Cash and Cash Equivalents	(2,010)	$ (404)	(2,010)	$ (404)	(2,010)	(378)	$ (186)		$ (1,055)	$ (152)
Net debt	11,024		11,024		$ 11,024	7,184
Net Earnings (Loss)	551	(194)	995	(2,226)		(2,379)	2,194	$ (2,916)
Add (Deduct):
Interest Income	(4)	(2)	(11)	(4)		(9)	(12)	(19)
Foreign Exchange (Gain) Loss, Net	196	(159)	(93)	168		(181)	(404)	854
Re-measurement of Contingent Payment	135	(31)	571	(97)		80	(164)	(50)
Other (Income) Loss, Net	(107)	$ (14)	(208)	$ (52)		$ 40	$ 9	$ 13
Net Debt to Adjusted EBITDA					170.00%	1190.00%
Rolling Twelve Month Basis
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings	48		48		$ 48	$ 121
Current Portion of Long-Term Debt	545		545		545	0
Long-Term Debt	12,441		12,441		12,441	7,441
Less: Cash and Cash Equivalents	(2,010)		(2,010)		(2,010)	(378)
Net debt	$ 11,024		$ 11,024		11,024	7,184
Net Earnings (Loss)					842	(2,379)
Add (Deduct):
Finance Costs					981	536
Interest Income					(16)	(9)
Income Tax Expense (Recovery)					276	(851)
Depreciation, Depletion and Amortization					4,083	3,464
E&E Write-Down					74	91
Unrealized (Gain) Loss on Risk Management					275	56
Foreign Exchange (Gain) Loss, Net					(442)	(181)
Re-measurement of Contingent Payment					588	(80)
(Gain) Loss on Divestitures of Assets					(178)	(81)
Other (Income) Loss, Net					(116)	40
Share of (Income) Loss From Equity-Accounted Affiliates					(40)	0
Adjusted EBITDA					$ 6,327	$ 606